Subsequent events - Vodafone Italy (Details) - Vodafone Italy - Subsequent events € in Millions	Oct. 02, 2018 EUR (€) item
Disclosure of non-adjusting events after reporting period [line items]
Spectrum Payments | €	€ 2,400
3700 MHz - 80 MHz
Disclosure of non-adjusting events after reporting period [line items]
Spectrum Payments | €	€ 1,685
Term of spectrum acquired	19 years
700 MHz - 2 x 10 MHz
Disclosure of non-adjusting events after reporting period [line items]
Spectrum Payments | €	€ 683
Term of spectrum acquired	15 years 6 months
26 GHz - 200 MHz
Disclosure of non-adjusting events after reporting period [line items]
Spectrum Payments | €	€ 33
Term of spectrum acquired	19 years
Maximum | 3700 MHz - 80 MHz
Disclosure of non-adjusting events after reporting period [line items]
Frequency of Spectrum Acquired In MHz	3,700
Maximum | 700 MHz - 2 x 10 MHz
Disclosure of non-adjusting events after reporting period [line items]
Frequency of Spectrum Acquired In MHz	700
Maximum | 26 GHz - 200 MHz
Disclosure of non-adjusting events after reporting period [line items]
Frequency of Spectrum Acquired In MHz	26,000
Minimum | 3700 MHz - 80 MHz
Disclosure of non-adjusting events after reporting period [line items]
Frequency of Spectrum Acquired In MHz	80
Minimum | 700 MHz - 2 x 10 MHz
Disclosure of non-adjusting events after reporting period [line items]
Frequency of Spectrum Acquired In MHz	20
Minimum | 26 GHz - 200 MHz
Disclosure of non-adjusting events after reporting period [line items]
Frequency of Spectrum Acquired In MHz	200